UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
"                    WASHINGTON, D.C.  20549"

                          FORM 13F

                   FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  March 31, 2013"

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	" Lafayette Investments, Inc."
Address: 17830 New Hampshire Avenue
	 Suite 201
	" Ashton, MD  20861"

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
"Signature, Place, and Date of Signing:"

    Lawrence Judge	"Ashton, MD   May 14, 2013"


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		74

Form 13F Information Table Value Total:		215462




List of Other Included Managers:

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

						Value	Shares	Sh	Put	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		 x1000) Prn Amt	Prn	Call	Dscretn	Mgrs	Sole	Shared	 None

ADT Corp		COM	00101j106	1435	29320	SH		Sole				29320
AT&T Inc		COM	00206R102	384	10468	SH		Sole				10468
Alerus Finl Corp	COM	01446u103	229	6700	SH		Sole				6700
Alleghany Corp		COM	017175100	6464	16327	SH		Sole				16327
Allergan		COM	18490102	1289	11550	SH		Sole				11550
Bank Of Amer Corp	COM	060505104	1033	84808	SH		Sole				84808
Beam Inc Com		COM	73730103	344	5421	SH		Sole				5421
Becton Dickinson & Co 	COM	75887109	4127	43160	SH		Sole				43160
Berkshire Hathaway-Cl A	COM	84670108	625	4	SH		Sole				4
Berkshire Hathaway-Cl B	COM	084670702	16509	158438	SH		Sole				158438
Boston Properties	COM	101121101	243	2400	SH		Sole				2400
Braintech Inc New Com	COM	105022206	0	35000	SH		Sole				35000
Bristol-Meyers Squibb	COM	110122108	243	5910	SH		Sole				5910
Chevrontexaco Corp Com	COM	166764100	403	3390	SH		Sole				3390
Chubb Corp		COM	171232101	350	4000	SH		Sole				4000
Coca-Cola Corp		COM	191216100	5589	138205	SH		Sole				138205
Corning Inc Com		COM	219350105	2855	214149	SH		Sole				214149
Costco Wholesale Corp	COM	22160k105	226	2126	SH		Sole				2126
Covidien PLC		COM	g2554f113	6244	92041	SH		Sole				92041
Crimson Wine Group Ltd	COM	22662x100	273	29344	SH		Sole				29344
Dell Computer Corp Com	COM	24702r101	4447	310357	SH		Sole				310357
Dover Corp Com		COM	260003108	4317	59236	SH		Sole				59236
Dover Motorsports Inc	COM	260174107	57	28469	SH		Sole				28469
Exxon Mobil Corp	COM	30231g102	7724	85714	SH		Sole				85714
Fed Rlty Invt Tr Sbi-NewCOM	313747206	270	2500	SH		Sole				2500
First Natl Bk Alaska 	COM	32112J106	490	287	SH		Sole				287
General Electric Corp	COM	369604103	541	23379	SH		Sole				23379
Genuine Parts Co Com	COM	372460105	5351	68602	SH		Sole				68602
Glaxo Holdings Plc	COM	37733w105	1774	37815	SH		Sole				37815
Hasbro Inc Com		COM	418056107	4353	99069	SH		Sole				99069
Home Depot Inc Com	COM	437076102	2751	39422	SH		Sole				39422
Honeywell Intl Inc	COM	738516106	226	3000	SH		Sole				3000
IShares Tr MSCI Eafe IdxCOM	464287465	240	4065	SH		Sole				4065
Intrntnl Bus Machine	COM	459200101	586	2746	SH		Sole				2746
Intrntnl Speedway Cl A	COM	460335201	1058	32387	SH		Sole				32387
J P Morgan Chase And Co	COM	46625H100	354	7461	SH		Sole				7461
Johnson & Johnson	COM	478160104	9672	118631	SH		Sole				118631
Leucadia National Corp	COM	527288104	8201	298990	SH		Sole				298990
Loews Corp		COM	540424108	6128	139044	SH		Sole				139044
Lowes Cos Inc Com	COM	548661107	2424	63925	SH		Sole				63925
Markel Corp Com		COM	570535104	11609	23057	SH		Sole				23057
Marsh & McLennan Cos ComCOM	571748102	3809	100325	SH		Sole				100325
McCormick & Co Non Vtg	COM	579780206	3813	51836	SH		Sole				51836
Microsoft Corp Com	COM	594918104	5097	178181	SH		Sole				178181
Mohawk Inds Inc Com	COM	608190104	458	4050	SH		Sole				4050
Nestle Sa-Adr Repstg	COM	641069406	1470	20287	SH		Sole				20287
Norfolk Southern Corp	COM	655844108	6640	86141	SH		Sole				86141
Paychex Inc		COM	704326107	6458	184185	SH		Sole				184185
Pentair Ltd		COM	h6169q108	985	18675	SH		Sole				18675
Pepsico Inc		COM	713448108	4866	61510	SH		Sole				61510
Pfizer Inc Com		COM	717081103	773	26769	SH		Sole				26769
Philip Morris Intl Inc 	COM	718172109	326	3512	SH		Sole				3512
Procter & Gamble Co	COM	742718109	5585	72482	SH		Sole				72482
Progressive Corp Ohio 	COM	743315103	5533	218941	SH		Sole				218941
Ryl Dtch Shl PlcAdr Cl ACOM	780257804	425	6520	SH		Sole				6520
Sandy Spring Bancorp 	COM	800363103	2964	147486	SH		Sole				147486
Santa Fe Pacific Gld CorCOM	78463v107	274	1772	SH		Sole				1772
St Joe Corporation	COM	790148100	1750	82339	SH		Sole				82339
Sysco Corp		COM	871829107	5848	166270	SH		Sole				166270
TE Connectivity Ltd	COM	h84989104	3588	85567	SH		Sole				85567
Target Corp Com		COM	87612e106	2021	29525	SH		Sole				29525
Tearlab Corp.		COM	878193101	85	12390	SH		Sole				12390
Teva Pharm Inds Adr	COM	881624209	200	5050	SH		Sole				5050
Thermoenergy Corp Com	COM	883906406	1	25000	SH		Sole				25000
Tyco Intl Ltd New Com	COM	h89128104	1821	56902	SH		Sole				56902
Verizon Communications	COM	92343v104	363	7384	SH		Sole				7384
Wal Mart Stores Inc Com	COM	931142103	10592	141548	SH		Sole				141548
Walgreen Co		COM	931422109	6709	140707	SH		Sole				140707
Walt Disney Holding Co	COM	254687106	4614	81234	SH		Sole				81234
Washington Post Co Cl B	COM	939640108	2035	4552	SH		Sole				4552
Washington Rl Est Inv TrCOM	939653101	404	14503	SH		Sole				14503
Wells Fargo & Co	COM	949746101	3938	106451	SH		Sole				106451
SPDR Tr Unit Ser 1		78462f103	271	1728	SH		Sole				1728
Source Capital Inc		836144105	308	5248	SH		Sole				5248





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